Cash and cash equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash		$ 304	$ 347
Bank accounts	[1]	37,836	57,078
Time deposits	[2]	171,906	311,775
Cash and cash equivalents.		210,046	369,200	$ 214,551	$ 80,544
Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Cash		22	33
Bank accounts		56,822	111,319
Time deposits		761,659	611,856
Cash and cash equivalents.		818,503	723,208
Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Bank accounts		10,119	3,679
Cash equivalents (a)	[3]	471,372	497,503
Cash and cash equivalents.		$ 481,491	$ 501,182

[1]	(b)Bank accounts earn interest at floating rates based on market rates.
[2]	(c)As of December 31, 2019 and 2018, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.
[3]	(a)Cash equivalents as of December 31, 2019, includes short-term deposits with Scotiabank Peru of US$125.0 million, Citibank NY of US$85.1 million, Banco BBVA Peru of US$50.0 million and a portfolio of investments in highly marketable liquid investments (investments classified as “AAA” by Standard & Poor’s and Moody’s) of US$211.3 million, which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.